S-K 1602, SPAC Registered Offerings	Sep. 10, 2026 USD ($)
SPAC Offering Forepart [Line Items]
SPAC Offering Forepart, De-SPAC Consummation Timeframe	15 months
SPAC Offering Forepart, De-SPAC Consummation Timeframe Description [Text Block]	We will have 15 months from the closing of this offering to consummate an initial business combination.
SPAC Offering Forepart, De-SPAC Consummation Timeframe May be Extended [Flag]	true
SPAC Offering Forepart, Security Holders Have the Opportunity to Redeem Securities [Flag]	true
SPAC Offering Forepart, Security Holder Redemptions Subject to Limitations [Flag]	true
SPAC Offering Forepart, Sponsor Compensation Material Dilution [Flag]	true
SPAC Offering Forepart, Adjusted Net Tangible Book Value Per Share [Table Text Block]

As of May 21, 2026
Offering	25%		50%		75%		100%
Price of	of Maximum		of Maximum		of Maximum		of Maximum
$10.00	Redemption		Redemption		Redemption		Redemption
		Difference		Difference		Difference		Difference
		between		between		between		between
		NTBV and		NTBV and		NTBV and		NTBV and
		Offering		Offering		Offering		Offering
NTBV	NTBV	Price	NTBV	Price	NTBV	Price	NTBV	Price
Assuming Full Exercise of Over-Allotment Option
$5.83	$5.15	$4.85	$4.18	$5.82	$2.68	$7.32	$0.04	$9.96
Assuming No Exercise of Over-Allotment Option
$5.82	$5.14	$4.86	$4.16	$5.84	$2.66	$7.34	$0.02	$9.98

SPAC Offering Forepart, Actual or Material Conflict of Interest [Flag]	true
SPAC Offering Prospectus Summary [Line Items]
SPAC Registered Offering Prospectus Summary, Identify and Evaluate Potential Business Combination Candidates, Manner [Text Block]

Business Strategy

Our objectives are to generate attractive returns for shareholders and enhance value through (1) completing an initial business combination with a high-quality merger target at an attractive valuation and on favorable terms for our shareholders and then pursuing additional European football clubs to build an integrated, sustainable, scalable, and globally-recognized football group that is capable of delivering success on the pitch and strong financial results, and (2) enhancing the operational performance of the post-combination company through our team’s experience and by leveraging our expertise and extensive network within the international football market to build a best-in-class player development system designed to identify, develop, and maximize talent across the group and establish a ringfenced commercial framework to drive commercial sustainability through the implementation of professional management and the introduction and strengthening of new revenue streams.

We expect to favor potential target companies in the European football market that we believe are aligned with compelling long-term trends and that we believe are positioned to provide meaningful opportunities for value creation relative to other European football clubs.

Our strategy is not dissimilar to those successfully employed by certain high-profile European football clubs that have grown commercially and in international reputation and earned multiple promotions in recent years. We believe our strategy differs from other clubs through our focus on structured player development within a multi-club structure and operational excellence rather than relying in part on external publicity and unique corporate relationships, which, in our view, are not sustainable.

Target Market Focus

While we may pursue an initial business combination in any business or industry, we intend to focus our search primarily on European football clubs in the middle-tiers of the leading national football leagues (i.e., the United Kingdom, Italy, Spain, France, and Germany).

Football clubs in these jurisdictions are particularly attractive because they are already benefitting from tailwinds in the form of a U.S. market that is increasingly exposed to and interested in European football, but they still have room for growth through (i) increased U.S. and international content consumption through legacy and emerging media platforms, (ii) professional management of clubs, and (iii) the introduction of new revenue verticals.

Target Football Club Characteristics

Within the target market, we intend to identify football clubs that exhibit the following characteristics:

●	Located within internationally recognized cities or regions that give them instant name recognition and the possibility to attract additional revenue through sports tourism, merchandising, and non-football use of stadiums and other properties;
●	Have opportunities for promotion into higher tiers of their leagues, which can generate immediate and material increases in club value, or better placement within the top tier of their leagues;
●	Ability to introduce new revenue verticals from merchandise, sports tourism, luxury seating and match day experiences, and non-football use of stadiums and other properties; and
●	Ability to benefit from professional management within a multi-club structure that we believe will improve transfer market activity, scouting and development, centralization of professional services (e.g., accounting and financial management, legal services, human resources, information technology, marketing, etc.).

Notwithstanding the foregoing, we may target a European football club that does not satisfy each of the above criteria.

Geographic Focus

Our geographic focus will be European nations that we believe have the leading football leagues (i.e., the United Kingdom, Italy, Spain, France, and Germany). Those are the nations where we believe our management team’s operational experience, professional relationships, and cross-border transaction capabilities will provide us with a competitive advantage in identifying and completing a successful business combination and where we believe they are already benefitting from tailwinds in the form of a U.S. market that is increasingly exposed to and interested in European football.

Although we have identified general criteria and guidelines that we believe are important in evaluating prospective target businesses or businesses, we may enter into our initial business combination with a target or targets that do not meet all or some of such criteria and guidelines, and as a result, the target business or businesses with which we enter into our initial business combination may not have attributes entirely consistent with our general criteria and guidelines.

Although we have identified general criteria and guidelines for evaluating prospective target businesses, it is possible that a target business or businesses with which we enter into our initial business combination will not have all of these positive attributes. If we complete our initial business combination with a target that does not meet some or all of these guidelines, such combination may not be as successful as a combination with a business that does meet all of our general criteria and guidelines. In addition, if we announce a prospective business combination with a target that does not meet our general criteria and guidelines, a greater number of shareholders may exercise their redemption rights, which may make it difficult for us to meet any closing condition with a target business that requires us to have a minimum net worth or a certain amount of cash. In addition, if shareholder approval of the transaction is required by law, or we decide to obtain shareholder approval for business or other legal reasons, it may be more difficult for us to attain shareholder approval of our initial business combination if the target business does not meet our general criteria and guidelines. If we are unable to complete our initial business combination, our public shareholders may receive only approximately $10.05 per share on the liquidation of our trust account and our warrants will expire worthless.

We may seek business combination opportunities with a financially unstable business or an entity lacking an established record of revenue, cash flow or earnings, which could subject us to volatile revenues, cash flows or earnings or difficulty in retaining key personnel.

To the extent we complete our initial business combination with a financially unstable business or an entity lacking an established record of revenues or earnings, we may be affected by numerous risks inherent in the operations of the business with which we combine. These risks include volatile revenues or earnings and difficulties in obtaining and retaining key personnel. In recent years, a number of target businesses have underperformed financially post-business combination. There are no assurances that the target business with which we consummate our initial business combination will perform as anticipated. Although our officers and directors will endeavor to evaluate the risks inherent in a particular target business, we may not be able to properly ascertain or assess all of the significant risk factors and we may not have adequate time to complete due diligence. Furthermore, some of these risks may be outside of our control and leave us with no ability to control or reduce the chances that those risks will adversely impact a target business.

SPAC Will Solicit Shareholder Approval for De-SPAC Transaction [Flag]	true
SPAC, Trust or Escrow Account, Material Terms [Text Block]	Nasdaq provide that at least 90% of the gross proceeds from this offering and the sale of the private placement units be deposited in a trust account. Of the net proceeds we will receive from this offering and the sale of the private placement units described in this prospectus, $100,500,000 ($10.05 per unit), or $115,575,000 if the underwriter’s option to purchase additional units is exercised in full, will be deposited into a segregated trust account located in the United States with Odyssey Transfer & Trust Company acting as trustee. The funds in the trust account will be (i) invested only in U.S. government treasury bills with a maturity of 185 days or less or in money market funds that meet certain conditions under Rule 2a-7 under the Investment Company Act and that invest only in direct U.S. government obligations and/or (ii) deposited in an interest bearing demand deposit account at a U.S. - chartered commercial bank with consolidated assets of $100 billion or more
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Amount	$ 100,500,000
SPAC, Trust or Escrow Account, Gross Offering Proceeds Placed, Percent	90.00%
SPAC, Securities Offered, Material Terms [Text Block]
SPAC, Securities Offered, Redemption Rights [Text Block]	our initial business combination at a per share price, payable in cash, equal to the aggregate amount then on deposit in the trust account as of two business days prior to the consummation of our initial business combination, including interest, divided by the number of then issued and outstanding public shares, subject to the limitations described herein. The amount in the trust account is initially anticipated to be $10.05 per public share. The redemption right will include the requirement that any beneficial owner on whose behalf a redemption right is being exercised must identify itself in order to validly redeem its shares. Each public shareholder may elect to redeem its public shares irrespective of whether they vote for or against, or vote at all in connection with, the proposed transaction.
De-SPAC Consummation Timeframe, Duration	15 months
De-SPAC Consummation Timeframe, Plans if it Fails [Text Block]

We will have up to 15 months from the closing of this offering to consummate an initial business combination.

We may hold a shareholder meeting at any time to amend our amended and restated memorandum and articles of association to seek shareholder approval to extend the amount of time we will have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial business combination within the time periods described herein or with respect to any other provisions relating to shareholders’ rights or pre-initial business combination activity). There is no limit on the number of times our shareholders can vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to complete an initial business combination and any such extension may be for any amount of time. As described herein, our sponsor, executive officers, directors and director nominees have agreed that they will not propose any such amendment unless we provide our public shareholders with the opportunity to redeem their public shares upon approval of any such amendment at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account, divided by the number of then outstanding public shares, subject to the limitations described herein. Our initial shareholders and their permitted transferees will lose their entire investment in us if our initial business combination is not completed within 15 months from the closing of this offering unless we extend the amount of time we have to consummate an initial business combination by obtaining shareholder approval to amend our amended and restated memorandum and articles of association. While we do not currently intend to seek such shareholder approval, we may elect to do so in the future. There is no limit on the number of extensions that we may seek. If we do not or are unable to extend the time period to consummate our initial business combination, our sponsor’s investment in our founder shares and our private placement units will be worthless.

If we do not complete our initial business combination within the completion window and do not hold a shareholder meeting to seek shareholder approval to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to consummate an initial business combination, we will (i) cease all operations except for the purpose of winding up, (ii) as promptly as reasonably possible but not more than ten business days thereafter, redeem the public shares, at a per-share price, payable in cash, equal to the aggregate amount then on deposit in the trust account, including interest earned on the funds held in the trust account (less up to $100,000 of interest to pay dissolution expenses), divided by the number of then outstanding public shares, which redemption will completely extinguish public shareholders’ rights as shareholders (including the right to receive further liquidating distributions, if any), and (iii) as promptly as reasonably possible following such redemption, subject to the approval of our remaining shareholders and our board of directors, commence statutory winding up, subject, in each case, to our obligations under Cayman Islands law to provide for claims of creditors and the requirements of other applicable law. There is no limitation on our ability to raise funds privately or through loans in connection with our initial business combination.

Nasdaq rules require that we must complete one or more business combinations having an aggregate fair market value of at least 80% of the value of the trust account (excluding any taxes payable on the interest earned on the trust account) at the time of our agreement to enter into our initial business combination. If our securities are no longer listed on the Nasdaq, we will not be obligated to satisfy such 80% test. Our board of directors will make the determination as to the fair market value of our initial business combination. If our board of directors is not able to independently determine the fair market value of the target business or businesses, we will obtain an opinion from an independent investment banking firm that is a member of FINRA or from an independent registered public accounting firm, with respect to the satisfaction of such criteria. We do not currently intend to purchase multiple businesses in unrelated industries in conjunction with our initial business combination, although there is no assurance that will be the case. Additionally, pursuant to the Nasdaq rules, any initial business combination must be approved by a majority of our independent directors.

De-SPAC Consummation Timeframe May be Extended [Flag]	true
De-SPAC Consummation Timeframe, How Extended [Text Block]	We may hold a shareholder meeting at any time to amend our amended and restated memorandum and articles of association to seek shareholder approval to extend the amount of time we will have to consummate an initial business combination (as well as to modify the substance or timing of our obligation to redeem 100% of our public shares if we have not consummated an initial business combination within the time periods described herein or with respect to any other provisions relating to shareholders’ rights or pre-initial business combination activity).
De-SPAC Consummation Timeframe, Limitations on Extensions [Text Block]	There is no limit on the number of times our shareholders can vote to amend our amended and restated memorandum and articles of association to extend the amount of time we will have to complete an initial business combination and any such extension may be for any amount of time.
De-SPAC Consummation Timeframe, Extension Failure, Consequences to Sponsor [Text Block]	Our initial shareholders and their permitted transferees will lose their entire investment in us if our initial business combination is not completed within 15 months from the closing of this offering unless we extend the amount of time we have to consummate an initial business combination by obtaining shareholder approval to amend our amended and restated memorandum and articles of association.
De-SPAC Consummation Timeframe Extension, Security Holders Voting or Redemption Rights [Flag]	true
SPAC Additional Financing Plans, Impact on Security Holders [Text Block]	Moreover, we may need to obtain additional financing either to complete our initial business combination or because we become obligated to redeem a significant number of our public shares upon completion of our initial business combination, in which case we may issue additional securities or incur debt in connection with such business combination. If we raise additional funds through equity or convertible debt issuances, our public shareholders may suffer significant dilution, and these securities could have rights that rank senior to our public shares. If we raise additional funds through the incurrence of indebtedness, such indebtedness would have rights that are senior to our equity securities and could contain covenants that restrict our operations. Further, as described above, due to the anti-dilution rights of our founder shares, our public shareholders may incur material dilution. In addition, we intend to target businesses with enterprise values that are greater than we could acquire with the net proceeds of this offering and the sale of the private placement units, and, as a result, if the cash portion of the purchase price exceeds the amount available from the trust account, net of amounts needed to satisfy redemptions by public shareholders, we may be required to seek additional financing to complete such proposed initial business combination. We may also obtain financing prior to the closing of our initial business combination to fund our working capital needs and transaction costs in connection with our search for and completion of our initial business combination. There is no limitation on our ability to raise funds through the issuance of equity or equity-linked securities or through loans, advances or other indebtedness in connection with our initial business combination, including pursuant to any forward purchase agreements, backstop or similar agreements we may enter into following the consummation of this offering or otherwise. Subject to compliance with applicable securities laws, we would only complete such financing simultaneously with the completion of our business combination. If we are unable to complete our initial business combination because we do not have sufficient funds available to us, we will be forced to cease operations and liquidate the trust account. In addition, following our initial business combination, if cash on hand is insufficient, we may need to obtain additional financing in order to meet our obligations.
SPAC Prospectus Summary, Sponsor Compensation [Table Text Block]

Entity/Individual	Amount of Compensation to be Received or Securities Issued or to be Issued	Paid or to be Paid
Viride Group	$3,000 per month, commencing on the first date on which our securities are listed on the Nasdaq	Office space, administrative and shared personnel support services
League Capital LLC	5,928,572(1)(2)(3) Class B Ordinary Shares. Our sponsor subsequently transferred 40,000 founder shares to each of our independent directors (an aggregate of 120,000 founder shares), 225,000 founder shares to our Chief Financial Officer, and 2,500 founder shares to our Advisor to the CEO at their original purchase price and an aggregate of 24,276 to certain private placement investors.	$25,000
	121,244 private placement units (or 124,994 private placement units if the underwriter’s over-allotment option is exercised in full) at a price of $10.00 per unit in the private placement	$1,212,440 (or $1,249,940 if the underwriter’s over-allotment option is exercised in full)
	Up to $750,000	Repayment of loans made to us to cover offering related and organizational expenses
	Up to $1,500,000	Repayment of loan to fund working capital purposes and $350,000 of deferred legal expenses and fees from this offering.
John I. Sanders, Esq.	500,000 Class B Ordinary Shares.	$50,000

In the event that following this offering we obtain additional working capital loans from our sponsor to finance transaction costs related to our initial business combination, up to $1,500,000 of such loans may be convertible into units of the post-business combination entity at a price of $10.00 per unit at the option of our sponsor.

Working capital loans to finance transaction costs in connection with an initial business combination
(1)	This number assumes that the underwriter’s over-allotment option is not exercised and that the sponsor surrenders for no consideration and subsequent cancellation 964,286 Class B ordinary shares. Does not include any Class A ordinary shares which may be issued upon conversion of the working capital loans. The Class B ordinary shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal, weighted average price of approximately $0.01 per share at which our initial shareholders purchased the Class B ordinary shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. See “Risk Factors - Risks Relating to our Sponsor and Management Team - The nominal purchase price paid by our initial shareholders for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”, “- Risks Relating to our Securities - We may issue additional ordinary shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “- Our initial shareholders paid a weighted average of approximately $0.01 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “- Unlike many other similarly structured blank check companies, our initial shareholders and their permitted transferees will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.
(2)	See “Risk Factors - Risks Relating to our Securities - We may issue additional ordinary shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “- Our initial shareholders paid a weighted average of approximately $0.01 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “- Unlike many other similarly structured blank check companies, our initial shareholders and their permitted transferees will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.
(3)	If we increase or decrease the size of this offering, we will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares held by our sponsor immediately prior to the consummation of the offering in such amount as to maintain the number of founder shares at 39.13% of the issued and outstanding ordinary shares upon the consummation of this offering (without giving effect to the sale of the private placement units and issuance of the representative shares, and assuming our sponsor does not purchase units in this offering). Our public shareholders may incur material dilution due to such anti-dilution adjustments that result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion or additional Class B ordinary shares.

SPAC Prospectus Summary, Sponsor Compensation, Footnotes [Text Block]
(1)	This number assumes that the underwriter’s over-allotment option is not exercised and that the sponsor surrenders for no consideration and subsequent cancellation 964,286 Class B ordinary shares. Does not include any Class A ordinary shares which may be issued upon conversion of the working capital loans. The Class B ordinary shares and the Class A ordinary shares issuable in connection with the conversion of the Class B ordinary shares may result in material dilution to our public shareholders due to the nominal, weighted average price of approximately $0.01 per share at which our initial shareholders purchased the Class B ordinary shares and/or the anti-dilution rights of our Class B ordinary shares that may result in an issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion. Our sponsor, directors and officers and their affiliates may receive additional compensation and/or may be issued additional securities in connection with an initial business combination, including securities that may result in material dilution to public shareholders. See “Risk Factors - Risks Relating to our Sponsor and Management Team - The nominal purchase price paid by our initial shareholders for the founder shares may significantly dilute the implied value of your public shares in the event we consummate an initial business combination, and our sponsor is likely to make a substantial profit on its investment in us in the event we consummate an initial business combination, even if the business combination causes the trading price of our ordinary shares to decline materially”, “- Risks Relating to our Securities - We may issue additional ordinary shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “- Our initial shareholders paid a weighted average of approximately $0.01 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “- Unlike many other similarly structured blank check companies, our initial shareholders and their permitted transferees will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.
(2)	See “Risk Factors - Risks Relating to our Securities - We may issue additional ordinary shares to complete our initial business combination or under an employee incentive plan after completion of our initial business combination. We may also issue Class A ordinary shares upon the conversion of the Class B ordinary shares at a ratio greater than one-to-one at the time of our initial business combination as a result of the anti-dilution provisions contained in our amended and restated memorandum and articles of association. Any such issuances would dilute the interest of our shareholders and likely present other risks”, “- Our initial shareholders paid a weighted average of approximately $0.01 per founder share, and, accordingly, you will experience immediate and substantial dilution from the purchase of our Class B ordinary shares” and “- Unlike many other similarly structured blank check companies, our initial shareholders and their permitted transferees will receive additional Class A ordinary shares if we issue shares to consummate an initial business combination”.
(3)	If we increase or decrease the size of this offering, we will effect a capitalization or share repurchase or redemption or other appropriate mechanism, as applicable, with respect to our Class B ordinary shares held by our sponsor immediately prior to the consummation of the offering in such amount as to maintain the number of founder shares at 39.13% of the issued and outstanding ordinary shares upon the consummation of this offering (without giving effect to the sale of the private placement units and issuance of the representative shares, and assuming our sponsor does not purchase units in this offering). Our public shareholders may incur material dilution due to such anti-dilution adjustments that result in the issuance of Class A ordinary shares on a greater than one-to-one basis upon conversion or additional Class B ordinary shares.

SPAC, Compensation and Securities Issuance, Material Dilution, Likelihood [Text Block]

Because our sponsor acquired the founder shares at a nominal price, our public shareholders will incur immediate and substantial dilution upon the closing of this offering, assuming no value is ascribed to the warrants included in the units. See the section titled “Risk Factors - Risks Relating to our Sponsor and Management Team - The nominal purchase price paid by our sponsor for the founder shares may result in significant dilution to the implied value of your public shares upon the consummation of our initial business combination.”

SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]	Our sponsor currently holds an aggregate of 6,521,082 founder shares (up to 964,286 of which will be surrendered to us for no consideration depending on the extent to which the underwriter’s over-allotment option is exercised). On May 12, 2026, we issued our sponsor 11,821,429 founder shares for an aggregate purchase price of $25,000, or approximately $0.002 per share. On July 7, 2026, our sponsor transferred an aggregate of 347,500 founder shares to our independent director nominees, Chief Financial Officer and Advisor to the CEO. On September 7, 2026, our sponsor surrendered for no consideration and subsequent cancellation 4,928,571 founder shares. Prior to this offering, our sponsor transferred an aggregate of 24,276 founder shares to certain investors in connection with the private placement. Our sponsor has provided us with a loan, dated September 4, 2026, of up to $1,500,000, of which approximately $350,000 will be used in order to pay deferred legal expenses and fees from this offering and approximately $1,150,000 will be used for working capital purposes. $300,000 of the deferred legal expenses and fees are owed to Moore & Van Allen PLLC, which has passed upon the validity of the securities offered in this prospectus with respect to units and warrants. Moreover, we previously issued 500,000 founder shares to John I. Sanders, Esq. in exchange for cash consideration of $50,000. As of the date of this prospectus
SPAC Offering Dilution [Line Items]
SPAC, Adjusted Net Tangible Book Value Per Share with Sources of Dilution [Table Text Block]

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Public offering price	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00	$10.00
Net tangible book deficit before this offering	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)	(0.04)
Increase attributable to public shareholders	5.86	5.87	5.18	5.19	4.20	4.22	2.70	2.72	0.06	0.08
Pro forma net tangible book value after this offering and the sale of the placement shares	5.82	5.83	5.14	5.15	4.16	4.18	2.66	2.68	0.02	0.04
Dilution to public shareholders	$4.18	$4.17	$4.86	$4.85	$5.84	$5.82	$7.34	$7.32	$9.98	$9.96
Percentage of dilution to public shareholders	41.80%	41.70%	48.60%	48.50%	58.40%	58.20%	73.40%	73.20%	99.80%	99.60%

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Numerator:
Net tangible book deficit before this offering(1)	$(284,756)	$(284,756)	$(284,756)	$(284,756)	$(284,756)	$(284,756)	$(284,756)	$(284,756)	$(284,756)	$(284,756)
Net proceeds from this offering and the sale of the placement shares(2)	100,155,960	115,230,960	100,155,960	115,230,960	100,155,960	115,230,960	100,155,960	115,230,960	100,155,960	115,230,960
Plus: Offering costs accrued for or paid in advance, excluded from tangible book value	338,798	338,798	338,798	338,798	338,798	338,798	338,798	338,798	338,798	338,798
Less: Deferred underwriting commissions	(3,250,000)	(3,737,500)	(2,437,500)	(2,803,125)	(1,625,000)	(1,868,750)	(812,500)	(934,375)	—	—
Less: Overallotment liability	(78,500)	—	(78,500)	—	(78,500)	—	(78,500)	—	(78,500)	—
Less: Amounts paid for redemptions(3)	—	—	(25,000,000)	(28,750,000)	(50,000,000)	(57,500,000)	(75,000,000)	(86,250,000)	(100,000,000)	(115,000,000)
	$96,881,502	$111,547,502	$72,694,002	$83,731,877	$48,506,502	$55,916,252	$24,319,002	$28,100,627	$131,502	$285,002

			25% of Maximum		50% of Maximum		75% of Maximum		Maximum
	No Redemptions		Redemptions		Redemptions		Redemptions		Redemptions
	Without	With	Without	With	Without	With	Without	With	Without	With
	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-	Over-
	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment	Allotment
Denominator:
Ordinary shares outstanding prior to this offering	7,392,858	7,392,858	7,392,858	7,392,858	7,392,858	7,392,858	7,392,858	7,392,858	7,392,858	7,392,858
Ordinary shares forfeited if over-allotment is not exercised	(964,286)	—	(964,286)	—	(964,286)	—	(964,286)	—	(964,286)	—
Ordinary shares offered and sale of placement shares	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000	10,000,000	11,500,000
Representative shares	25,000	28,750	25,000	28,750	25,000	28,750	25,000	28,750	25,000	28,750

Less: Ordinary shares redeemed	—	—	(2,500,000)	(2,875,000)	(5,000,000)	(5,750,000)	(7,500,000)	(8,625,000)	(10,000,000)	(11,500,000)
Private placement shares	194,796	202,296	194,796	202,296	194,796	202,296	194,796	202,296	194,796	202,296
	16,648,368	19,123,904	14,148,368	16,248,904	11,648,368	13,373,904	9,148,368	10,498,904	6,648,368	7,623,904
(1)	Assumes the receipt of $75,000 for the issuance of the founder shares.
(2)	Expenses applied against gross proceeds include offering expenses of approximately $442,000, additional offering expenses of $350,000 for deferred legal fees and expenses to be paid from the Sponsor loan, and underwriting commissions of $0.10 per unit or $1,000,000 in the aggregate, payable to the underwriter. See “Use of Proceeds.”
(3)	If we seek shareholder approval of our initial business combination and we do not conduct redemptions in connection with our initial business combination pursuant to the tender offer rules, our sponsor, initial shareholders, directors, executive officers or their respective affiliates may purchase shares or public warrants in privately negotiated transactions or in the open market either prior to or following the completion of our initial business combination. In the event of any such purchases of our shares prior to the completion of our initial business combination, the number of ordinary shares subject to redemption will be reduced by the amount of any such purchases, increasing the pro forma net tangible book value per share. See “Proposed Business - Effecting Our Initial Business Combination - Permitted Purchases of Our Securities.”